REVENUE (Summary of Company's Deferred Revenue) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Contract with Customer, Liability [Abstract]
Beginning Balance	$ 673,357
Additions	2,405,831
Deductions	(2,655,607)
Reclasses	(107)
Foreign Exchange	(6,779)
Ending Balance	416,695
Beginning Balance	15,996
Additions	40,804
Deductions	(2,659)
Reclasses	107
Foreign Exchange	(273)
Ending Balance	$ 53,975